Defined Benefit Liabilities (Assets) - Changes in Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Current service cost	₩ 143,725	₩ 125,526	₩ 114,528
Interest cost	3,997	2,170	3,615
Retirement benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	679,625	595,667
Current service cost	143,725	125,526
Interest cost	23,131	15,991
Remeasurement
- Demographic assumption	(1,929)	(287)
- Financial assumption	30,519	(20,731)
- Adjustment based on experience	16,085	11,561
Benefit paid	(63,957)	(60,883)
Business combinations	104,251
Others	(5,148)	12,781
Ending balance	₩ 926,302	₩ 679,625	₩ 595,667